Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
SPDR(R) S&P(R) Building & Construction ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPDR® S&P® Building & Construction ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR S&P Building & Construction ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the building and construction segment of a U.S. total market composite index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the example below do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the S&P Building & Construction Select Industry Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index represents the building and construction industry group of the S&P Total Market Index (“S&P TMI”). The Index is one of twenty-five (25) of the S&P Select Industry Indices (the “Select Industry Indices”), each designed to measure the performance of a narrow sub-industry or group of sub-industries determined based on the Global Industry Classification Standards (“GICS”). Membership in the Select Industry Indices is based on the GICS classification, as well as liquidity and market cap requirements. Companies in the Select Industry Indices are classified based primarily on revenues; however, earnings and market perception are also considered. The Index consists of the S&P TMI constituents belonging to the particular GICS sub-industry or group of sub-industries that satisfy the following criteria: (i) have a float-adjusted market capitalization above $500 million with a float-adjusted liquidity ratio (defined by dollar value traded over the previous 12 months divided by the float-adjusted market capitalization as of the index rebalancing reference date) above 90% or have a float-adjusted market capitalization above $400 million with a float-adjusted liquidity ratio (as defined above) above 150%; and (ii) are U.S. based companies. The length of time to evaluate liquidity is reduced to the available trading period for initial public offerings or spin-offs that do not have 12 months of trading history. If there are fewer than 35 stocks, stocks from a supplementary list of highly correlated sub-industries that meet the market capitalization and liquidity thresholds are included in order of their float-adjusted market capitalization. The market capitalization threshold may be relaxed to ensure that there are at least 22 stocks in the Index as of the rebalancing effective date. Existing Index constituents are removed at the quarterly rebalancing effective date if either their float-adjusted market capitalization falls below $300 million or their float-adjusted liquidity ratio falls below 50%. The market capitalization threshold and the liquidity threshold are each reviewed from time to time based on market conditions. Rebalancing occurs on the third Friday of the quarter ending month. The S&P TMI tracks all the U.S. common stocks listed on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market and the NASDAQ Capital Market. The Index is an equal weighted market cap index. As of September 30, 2013, the Index was comprised of 117 stocks.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
PASSIVE STRATEGY/INDEX RISK:  The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

INDEX TRACKING RISK:  While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

BUILDING AND CONSTRUCTION SECTOR RISK:  The Fund’s assets will generally be concentrated in the building and construction industry, which means the Fund will be more affected by the performance of the building and construction industry versus a fund that was more diversified. Companies within the Index can be significantly affected by the national, regional and local residential and commercial real estate markets. This industry is also sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. The building industry can be significantly affected by changes in government spending, zoning laws, taxation, consumer confidence, real estate values, demographic patterns, building inventories, and the level of new and existing home sales. Natural disasters and environmental issues can also affect the building industry.

INDUSTRIAL SECTOR RISK:  Stock prices for industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation stocks, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

EQUITY INVESTING RISK:  An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.

NON-DIVERSIFICATION RISK:  The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	NON-DIVERSIFICATION RISK: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund’s performance may be disproportionately impacted by the performance of relatively few securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this Prospectus and therefore the Fund does not have a full calendar year of performance information.
SPDR(R) S&P(R) Building & Construction ETF | SPDR(R) S&P(R) Building & Construction ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.35%
DISTRIBUTION AND SERVICE (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none	[1]
OTHER EXPENSES	rr_OtherExpensesOverAssets	none	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	0.35%
YEAR 1	rr_ExpenseExampleYear01	$ 36
YEAR 3	rr_ExpenseExampleYear03	$ 113

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that no such payments will be made through at least October 31, 2014.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.